Warrant liabilities, Derivative Warrant Liabilities (Q3) (Details) - USD ($)			3 Months Ended		9 Months Ended
	Oct. 29, 2024	Aug. 01, 2024	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Derivative Warrant Liabilities [Abstract]
Fair value of warrants exercised	$ 303,492	$ 141,096
Change in fair value of warrant liabilities			$ 5,641,785	$ 0	$ 5,651,008	$ 0
Warrant Liabilities [Member]
Derivative Warrant Liabilities [Abstract]
Balance beginning period		$ 0			0
Warrants fair value upon change in functional currency (Note 2)					454,571
Warrants issued upon De-SPAC transaction (Note 4)					7,196,286
Warrants to be issued (mandatory convertible debentures)					7,500
Change in fair value of warrant liabilities (exercised warrants)					162,396
Change in fair value of warrant liabilities (expired warrants)					(25,067)
Fair value of warrants exercised					(303,492)
Change in fair value of warrant liabilities					(5,788,337)
Balance end period			$ 1,703,857		$ 1,703,857